LOAN RECEIVABLE (Details Textual) - Jun. 30, 2015 - USD ($)	Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Maturities, Repayment Terms	repayable in 10 months
Loans and Leases Receivable, Related Parties	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Interest Payable, Current	$ 1,130